Intangible Assets, Net (Details) - Schedule of intangible assets composition by reportable segment $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Intangible Assets, Net (Details) - Schedule of intangible assets composition by reportable segment [Line Items]
Capitalized Software development costs	$ 9,886
Customer relationship	33,705
Acquired technology	8,166
Others	300
Total	52,057
IT professional services [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets composition by reportable segment [Line Items]
Capitalized Software development costs	1,079
Customer relationship	22,373
Acquired technology	1,751
Others
Total	25,203
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets composition by reportable segment [Line Items]
Capitalized Software development costs	8,807
Customer relationship	11,332
Acquired technology	6,415
Others	300
Total	$ 26,854